Trade and other receivables - Summary of trade and other receivables (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Trade and other receivables
Trade and other receivables	₽ 15,194	₽ 11,576
Maximum
Trade and other receivables
Credit terms for receivables	30 days
Financial assets
Trade and other receivables
Trade and other receivables	₽ 14,868	11,322
Cash receivable from agents
Trade and other receivables
Trade and other receivables	₽ 4,060	3,044
Cash receivable from agents | Minimum
Trade and other receivables
Receivables, interest rate	20.00%
Cash receivable from agents | Maximum
Trade and other receivables
Receivables, interest rate	36.00%
Deposits issued to merchants
Trade and other receivables
Trade and other receivables	₽ 6,756	3,146
Receivables related to marketing activity
Trade and other receivables
Trade and other receivables	3,402
Commissions receivable
Trade and other receivables
Trade and other receivables	364	127
Other receivables
Trade and other receivables
Trade and other receivables	286	5,005
Other receivables | JSC Tochka
Trade and other receivables
Trade and other receivables		4,757
Advances issued
Trade and other receivables
Trade and other receivables	326	254
Gross carrying amount
Trade and other receivables
Trade and other receivables	16,210	12,085
Gross carrying amount | Financial assets
Trade and other receivables
Trade and other receivables	15,884	11,831
Gross carrying amount | Cash receivable from agents
Trade and other receivables
Trade and other receivables	4,385	3,295
Gross carrying amount | Deposits issued to merchants
Trade and other receivables
Trade and other receivables	6,771	3,162
Gross carrying amount | Receivables related to marketing activity
Trade and other receivables
Trade and other receivables	3,422
Gross carrying amount | Commissions receivable
Trade and other receivables
Trade and other receivables	394	138
Gross carrying amount | Other receivables
Trade and other receivables
Trade and other receivables	912	5,236
Gross carrying amount | Advances issued
Trade and other receivables
Trade and other receivables	326	254
Expected credit loss allowance / Impairment
Trade and other receivables
Trade and other receivables	(1,016)	(509)
Expected credit loss allowance / Impairment | Financial assets
Trade and other receivables
Trade and other receivables	(1,016)	(509)
Expected credit loss allowance / Impairment | Cash receivable from agents
Trade and other receivables
Trade and other receivables	(325)	(251)
Expected credit loss allowance / Impairment | Deposits issued to merchants
Trade and other receivables
Trade and other receivables	(15)	(16)
Expected credit loss allowance / Impairment | Receivables related to marketing activity
Trade and other receivables
Trade and other receivables	(20)
Expected credit loss allowance / Impairment | Commissions receivable
Trade and other receivables
Trade and other receivables	(30)	(11)
Expected credit loss allowance / Impairment | Other receivables
Trade and other receivables
Trade and other receivables	₽ (626)	₽ (231)